SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

        On April 8, 2013, CNH Capital completed an offering of $600,000 in aggregate principal amount of its 3.625% unsecured notes due 2018, issued at par.

        On April 24, 2013, the Company, through a bankruptcy-remote trust, sold C$411,975 ($407,579) of amortizing, asset-backed notes secured by Canadian retail loan contracts.

NOTE 17: SUBSEQUENT EVENT On February 21, 2013, the Company, through a bankruptcy-remote trust, issued $1,252,282 of amortizing asset-backed notes secured by U.S. retail loan contracts.